Offerings - Offering: 1	Feb. 03, 2023 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 25,865,021.68
Fee Rate	1.102%
Amount of Registration Fee	$ 2,850.33
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,850.33 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on February 3, 2023 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.